Valuation And Qualifying Accounts And Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful receivables
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 20.6	[1]	$ 26.0	[1]	$ 23.2	[1]
Additions Charged to Cost and Expenses	6.1	[1]	4.9	[1]	8.6	[1]
Deductions	9.1	[1]	10.3	[1]	5.8	[1]
Balance at End of Period	17.6	[1]	20.6	[1]	26.0	[1]
Excess and obsolete inventory reserve, LIFO basis
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	19.4		20.2		23.7
Additions Charged to Cost and Expenses	11.8		10.2		10.4
Deductions	9.3		11.0		13.9
Balance at End of Period	21.9		19.4		20.2
Tax valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	32.2	[2]	69.1	[2]	69.0	[2]
Additions Charged to Cost and Expenses	(3.4)	[2]	(36.3)	[2]	(3.0)	[2]
Deductions	3.4	[2]	0.6	[2]	(3.1)	[2]
Balance at End of Period	$ 25.4	[2]	$ 32.2	[2]	$ 69.1	[2]

[1]	Uncollectible accounts charged off, net of recoveries.
[2]	Federal tax effect of state and foreign net operating loss carryforwards and credits and changes in currency exchange rates. As discussed in Note N on page 38 of the Notes to Consolidated FInancial Statements in Exhibit 99.4 attached to this Form 8-K, 2012 includes a $36.9 tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets.